Consolidation of subsidiaries (Details Text)									3 Months Ended	12 Months Ended
	Jul. 18, 2023	Dec. 27, 2021	Aug. 12, 2021	Oct. 31, 2020	Aug. 31, 2020	Jul. 23, 2020	Aug. 09, 2019	Dec. 05, 2018	Sep. 30, 2021 subsidiary	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Mar. 31, 2023 BRL (R$)	Oct. 31, 2022 BRL (R$) R$ / shares	May 13, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Oct. 02, 2019 BRL (R$)	Mar. 29, 2018 BRL (R$)
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 13,240,685,000	R$ 11,842,126,000				R$ 10,502,198,000	R$ 9,327,459,000
Number of subsidiaries established | subsidiary									4
BCPS [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 2,203,000	R$ 1,957,000
Ownership interest acquired										99.99%	99.99%
FIDC [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 4,596,689,000	R$ 4,329,613,000
Proportion of ownership interest transferred		15.00%
Ownership interest acquired										100.00%	100.00%
FIDC [Member] | Third Party Investors [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity																		R$ 20,000,000
New senior shares													R$ 100,000
Common shares, per value/$ per shares | R$ / shares													R$ 1,000
New senior shares													R$ 100,000,000
TILIX [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 49,288,000	R$ 12,531,000
Ownership interest acquired								100.00%		99.99%	99.99%
Yami [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 34,158,000	R$ 1,465,000
Ownership interest acquired							100.00%			99.99%	99.99%
Registra Seguro [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity											R$ 4,977,000						R$ 5,000
Ownership interest acquired											99.99%
CDS
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 10,114,000	R$ 9,713,000
Ownership interest acquired					100.00%					99.99%	99.99%
Zygo
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 63,774,000	R$ 60,492,000
Ownership interest acquired						100.00%				99.99%	99.99%
Moip
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 122,152,000	R$ 130,783,000
Ownership interest acquired				100.00%						100.00%	100.00%
Concil
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 13,643,000	R$ 8,492,000
Ownership interest acquired			100.00%							100.00%	100.00%
PagInvest
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 15,976,000	R$ 2,012,000	R$ 15,000,000
Ownership interest acquired										99.99%	99.99%
PagInvest | Bottom of range
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity														R$ 2,000,000
PagInvest | Top of range
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity												R$ 13,000,000
Netpos Serviços de Informática S.A.
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Equity										R$ 2,409,000
Ownership interest acquired	90.00%									100.00%
Percentage of voting equity interests acquired										100.00%	10.00%